Employee benefits (Details 3) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 14,620	$ 16,382
Current	885	907
Non-current	13,735	15,475
Health Care Plan Saude Petrobras A M S [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	8,758	9,662
Petros Pension Plan Renegotiated PPSPR [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	3,665	4,221
Petros Pension Plan Non Renegotiated PPSP-NR [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	1,170	1,338
Petros Pension Plan Renegotiated Pre 70 (PPSP-R Pre 70) [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	459	519
Petros Pension Plan Non Renegotiated Pre 70 (PPSP-NR Pre 70) [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	410	461
Petros 2 Pension Plan PP2 [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 158	$ 181